Long-term bank loans	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term bank loans

8.       Long-term bank loans:

New Financing Activities during the year ended December 31, 2022

(i) Increased financing by $100,000 - ING $310,600 Facility:

On June 28, 2022, the Company entered into a fourth amended and restated agreement relating to an original facility agreement with ING Bank N.V., London Branch (ING) dated September 28, 2018 (the “ING $310,600 Facility”), in order to increase the financing by $100,000 and to include additional borrowers under the existing agreement. The additional financing amount of $100,000 was available in nine tranches ranging from $9,895 to $12,368 and were drawn on June 30, 2022, in order to refinance the outstanding amounts under the lease agreements with CMBL of the Eneti Acquisition Vessels (Note 7) and the Star Vega (Note 7) and to refinance the outstanding loan amount under the HSBC 80,000 Facility of the vessel Madredeus. Each tranche is repayable in 20 equal quarterly principal payments ranging from $261 to $412 plus a balloon payment ranging from $1,649 to $6,746, due five years after their drawdown. For details for other financing amounts which have also been drawn under the ING $310,600 Facility, refer below (Pre - Existing Loan Facilities (iii) ING $210,600 Facility- increased financing by $100,000 - ING $310,600 Facility).

(ii) Citi $100,000 Facility:

On July 5, 2022, the Company entered into a loan agreement with Citibank N.A., London Branch (Citibank) (the “Citi $100,000 Facility”) for a loan of up to $100,000 in two tranches. The first tranche of $48,341 was drawn on July 18, 2022 and used to replenish the funds used in June for the extinguishment of the outstanding amounts under the lease agreements with CMBL for the vessels Star Sirius, Laura, Idee Fixe, Kaley and Roberta (Note 7). The second tranche of $51,659 was drawn on August 29, 2022 in order to refinance the aggregate outstanding amount under the lease agreements with CMBL of the vessels Star Apus, Star Cleo, Star Columba, Star Dorado, Star Hydrus, Star Pegasus and Star Pyxis (Note 7). Each tranche is repayable in 20 equal quarterly principal payments of $1,257 and $1,343 and balloon payments of $23,203 and $24,796, respectively, payable together with the last installment due in July 2027. The Citi $100,000 Facility is secured by the 12 aforementioned vessels.

(iii) SEB $42,000 Facility:

On August 3, 2022, the Company entered into a loan agreement with Skandinaviska Enskilda Banken AB (SEB) (the “SEB $42,000 Facility”) for a loan of up to $42,000 in three tranches, which were drawn on the same date. The first two tranches of $12,800 and $13,500 were used to refinance the aggregate outstanding amount of $29,295 under the then existing loan facility with HSBC France (the “HSBC 80,000 Facility”) and the third tranche of $15,700 was used to refinance the outstanding amount of $13,795 under the then existing loan facility with a wholly owned subsidiary of NTT Finance Corporation (the “NTT $17,600 Facility”). Each tranche is repayable in 20 equal quarterly principal payments ranging from $354 to $434 and a balloon payment ranging from $5,730 to $7,028, payable together with the last installment due in August 2027. The SEB $42,000 Facility is secured by the vessels Amami, Mercurial Virgo and Star Calypso.

(iv) CTBC $25,000 Facility:

On November 22, 2022, the Company entered into a loan agreement with CTBC Bank Co., Ltd (CTBC) (the “CTBC $25,000 Facility”), for an amount of up to $25,000. The amount of $25,000 was drawn on November 30, 2022 and used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Libra (Note 7). The facility is repayable in 20 quarterly principal payments of $563 and a balloon payment of $13,750 payable simultaneously with the last quarterly installment, which is due in November 2027. The CTBC $25,000 Facility is secured by the vessel Star Libra.

(v) NTT $24,000 Facility:

On December 8, 2022, the Company entered into a loan agreement with a wholly owned subsidiary of NTT Finance Corporation (the “NTT $24,000 Facility”) for an amount of $24,000. The amount was drawn on December 16, 2022 and used to refinance the outstanding amount of the Star Virgo under the loan facility with Citibank (the “Citibank $62,600 Facility”). The facility is repayable in 20 quarterly principal payments of $600 and a balloon payment of $12,000, which is due in December 2027. The NTT $24,000 Facility is secured by the vessel Star Virgo.

(vi) ABN AMRO $24,000 Facility:

On December 19, 2022, the Company entered into a loan agreement with ABN AMRO Bank (ABN AMRO) (the “ABN AMRO $24,000 Facility”) for an amount of $24,000. The amount was drawn on December 22, 2022 and used to refinance the outstanding amount under the loan facility with SEB of the vessel Star Sienna. The facility is repayable in 20 quarterly principal payments of $500 and a balloon payment of $14,000 which is due in December 2027. The ABN AMRO $24,000 Facility is secured by the vessel Star Sienna.

8.       Long-term bank loans- (continued):

New Financing Activities during the year ended December 31, 2022 – (continued)

(vii) Standard Chartered $47,000 Facility:

On December 29, 2022, the Company entered into a loan agreement with Standard Chartered Bank (the “Standard Chartered $47,000 Facility”) for an amount of $47,000. The facility is available in two tranches of $22,829 and $24,171 which were drawn in January 2023 and used to replenish the funds used in November for the extinguishment of the outstanding amounts of the vessels i) Star Marisa under the Citibank $62,600 Facility and ii) Star Laetitia under the loan facility with SEB, respectively. Each tranche is repayable in 20 equal consecutive, quarterly principal payments of $476 and $465, respectively and a balloon payment of $13,317 and $14,874, respectively, payable simultaneously with the last installments, which are due in December 2027. The Standard Chartered $47,000 Facility is secured by the two aforementioned vessels.

Pre - Existing Loan Facilities

(i) SEB $39,000 Facility:

On January 22, 2021, the Company entered into a loan agreement with SEB, (the “SEB $39,000 Facility”), for the financing of an amount of $39,000. The amount was drawn on January 25, 2021 and used to finance the cash consideration for the E.R. Acquisition Vessels (Note 5), which were delivered to the Company on January 26, 2021. The facility is repayable in 20 equal quarterly principal payments of $1,950 with the last installment due in January 2026. The SEB $39,000 Facility is secured by a first priority mortgage on the vessels Star Bueno, Star Borneo and Star Marilena.

(ii) NBG $125,000 Facility:

On June 24, 2021, the Company entered into an agreement with the National Bank of Greece for a term loan with one drawing in an amount of up to $125,000 (the “NBG $125,000 Facility”). On June 28, 2021, the amount of $125,000 was drawn under the NBG $125,000 Facility to refinance the outstanding amount under the then existing facility with DNB Bank ASA (DNB). The facility is repayable in 20 equal quarterly principal payments of $3,750 and a balloon payment of $50,000 payable together with the last installment due in June 2026. In September 2022, an amount of $5,511 was prepaid in connection with the Strange Attractor, and the quarterly installments and the balloon payment amended to $3,585 and $46,969 respectively The NBG $125,000 Facility is secured by first priority mortgages on vessels Big Bang, Big Fish, Pantagruel, Star Nasia, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena, Star Maria, Star Triumph, Star Angelina and Star Gwyneth.

(iii) ING $210,600 Facility- increased financing by $100,000 - ING $310,600 Facility:

Under the ING $310,600 Facility as last amended and restated on June 28, 2022, the following financing amounts have also been drawn: i) in October 2018, two tranches of $22,500 each, which are repayable in 28 equal consecutive quarterly installments of $469 and a balloon payment of $9,375 payable together with the last installment and were used to refinance the outstanding amount under the then existing loan agreement of the vessels Peloreus and Leviathan, ii) in July 2019, two tranches of $1,400 each, which are repayable in 16 equal consecutive quarterly installments of $88 each, and were used to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan, iii) in March 2019 and April 2019 two tranches of $32,100 and $17,400, respectively, which are repayable in 28 equal consecutive quarterly principal payments of $535 and $311, plus a balloon payment of $17,120 and $8,700 respectively, both due in seven years after the drawdown date, and were used to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Magnanimus and Star Alessia, iv) in May 2019 and November 2019, two tranches of $1,400 each, which are repayable in 16 equal consecutive quarterly installments of $88 each, and were used to finance the acquisition and installation of scrubber equipment for the vessels Star Magnanimus and Star Alessia, v) in July 2020, six tranches of a total amount of $70,000, which are repayable in 24 equal consecutive quarterly principal payments and were used to refinance all outstanding amounts under the then existing lease agreements with CMBL of the vessels Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona, and vi) in August 2021, two tranches of $20,000 each, which are repayable in 20 equal consecutive quarterly principal payments of $294 plus a balloon payment of $14,118 due five years after their drawdown and were used to finance part of the acquisition cost of the vessels Star Elizabeth and Star Pavlina. The ING $310,600 Facility is secured by the vessels Peloreus, Leviathan, Star Magnanimus, Star Alessia, Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame, Star Mona, Star Elizabeth, Star Pavlina, Madredeus, Star Vega, Star Capoeira, Star Carioca, Star Athena, Star Subaru, Star Bovarius, Star Lambada and Star Macarena.

8.       Long-term bank loans- (continued):

Pre - Existing Loan Facilities – (continued)

(iv) DNB $107,500 Facility:

On September 28, 2021, the Company entered into an agreement with the DNB for a term loan with one drawing in an amount of up to $107,500 (the “DNB $107,500 Facility”). On September 29, 2021, the maximum amount was drawn and used to refinance the aggregate outstanding amount of the financed vessels under the then existing facilities with (i) Credit Agricole Corporate and Investment Bank), (ii) Piraeus Bank and (iii) Bank of Tokyo. The facility is repayable in 20 equal quarterly principal payments of $3,707 and a balloon payment of $33,362 payable together with the last installment due in September 2026. The DNB $107,500 Facility is secured by first priority mortgages on the vessels Star Luna, Star Astrid, Star Genesis, Star Electra, Star Glory Star Monica, Star Borealis and Star Polaris.

(v) ABN AMRO $97,150 Facility:

On October 27, 2021, the Company entered into an agreement with the ABN AMRO, for a loan facility of up to $97,150 (the “ABN AMRO $97,150 Facility”). The amount of $97,150 was drawn on October 29, 2021 and was used to refinance the outstanding amount under the then existing facility with Citibank. The ABN AMRO $97,150 Facility was available in two tranches, one of $68,950 which is repayable in 20 equal quarterly principal payments of $2,250 and a balloon payment of $23,950 payable together with the last installment due in October 2026 and one of $28,200 which is repayable in 12 equal quarterly principal payments of $2,350, maturing in October 2024. The ABN AMRO $97,150 Facility is secured by a first priority mortgage on the vessels Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila, Star Nina, Star Eva, Star Paola, Star Aphrodite, Star Lydia and Star Nicole.

(vi) Credit Agricole $62,000 Facility:

On October 29, 2021, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank (the “Credit Agricole $62,000 Facility”) for the financing of an aggregate amount of $62,000, to refinance the aggregate outstanding amount under the then existing loan agreements with Alpha Bank S.A. and BNP Paribas and to prepay an amount of $1,999 under the Atradius Facility (discussed below), in connection with the vessels Star Despoina and Star Piera. The amount of $62,000 was drawn on November 2, 2021, and is repayable in 20 quarterly installments of which the first three will be of $3,000 and the following 17 of $2,600 and a balloon payment of $8,800, payable together with the last installment due in November 2026. The Credit Agricole $62,000 Facility is secured by the vessels Star Martha, Star Sky, Stardust, Star Despoina and Star Piera.

8.       Long-term bank loans- (continued):

Pre - Existing Loan Facilities – (continued)

vii) HSBC Working Capital Facility:

On February 6, 2020, the Company entered into a loan agreement with HSBC France for a revolving facility of an amount of up to $30,000 (the “HSBC Working Capital Facility”), in order to finance working capital requirements. Each advance provided under the HSBC Working Capital Facility was repayable within 90 days from its drawdown.

The facility was subject to annual renewals from the lender with the last being effective until February 2022 and no further renewal took place. The whole amount was available to the Company as of December 31, 2021, and therefore no outstanding balance has been included in the consolidated balance sheets in respect of this short term working capital facility.

viii) DSF $55,000 Facility

On March 26, 2020, the Company entered into a loan agreement with Danish Ship Finance A/S (the “DSF $55,000 Facility”) for the financing of an amount of up to $55,000. The facility was available in two tranches of $27,500 each, both of which were drawn on March 30, 2020 and used to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Eleni and Star Leo. Each tranche is repayable in 10 consecutive, semi-annual principal payments of $1,058 and a balloon payment of $16,923 payable simultaneously with the last installment, which is due in April 2025. The DSF $55,000 Facility is secured by a first priority mortgage on the two vessels. In addition, in April 2020, the Company elected to exercise its option under the DSF $55,000 Facility to convert the floating part of the interest rate linked to US LIBOR, to a fixed rate of 0.581% per annum for a period of three years starting from July 1, 2020.

ix) CEXIM $57,564 Facility

On December 1, 2020, the Company entered into a loan agreement with China Export-Import Bank for an amount of $57,564 (the “CEXIM $57,564 Facility”) which was drawn in four tranches in late December 2020 and used to refinance (i) the outstanding amount of the vessels Star Gina 2GR, Star Charis and Star Suzanna under the then existing facility with DNB and (ii) the outstanding amount under the lease agreement with CMBL of the vessel Star Wave. The first two tranches for Star Wave of $13,209 and for Star Gina 2GR of $26,175, are repayable in 32 equal quarterly installments of $330 and $654 and a balloon payment of $2,642 and $5,235, respectively, due in December 2028. The remaining two tranches of $9,090 each, for Star Charis and Star Suzanna, are repayable in 32 equal quarterly installments. The facility matures in December 2028 and is secured by first priority mortgages on the four aforementioned vessels.

x) E SUN Facility:

On January 31, 2019, the Company entered into a loan agreement with E. SUN Commercial Bank, Hong Kong branch, (the “E.SUN Facility”), for the financing of an amount of $37,100, which was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Ariadne. On March 1, 2019, the Company drew the amount of $37,100, which is repayable in 20 consecutive, quarterly principal payments of $618, plus a balloon payment of $24,733 payable simultaneously with the last quarterly installment, which is due in March 2024. The E.SUN Facility is secured by a first priority mortgage on the vessel Star Ariadne.

8.       Long-term bank loans- (continued):

Pre - Existing Loan Facilities – (continued)

xi) Atradius Facility:

On February 28, 2019, the Company entered into a loan agreement with ABN AMRO Bank N.V. (the “Atradius Facility”) for the financing of an amount of up to $36,645, which was used to finance the acquisition and installation of scrubber equipment for 42 vessels. The financing is credit insured (85%) by Atradius Dutch State Business N.V. of the Netherlands (the “Atradius”). During 2019, three tranches of $33,311 in aggregate were drawn and the last tranche of $3,331 was drawn in January 2020. In September 2021, the Company prepaid an amount of $1,999, in connection with the vessels Star Despoina and Star Piera (described above) and the remaining six semi-annual installments were amended to $3,331, with the last installment due in June 2024. The facility is secured by a second-priority mortgage on 18 vessels of the Company’s fleet.

xii) CTBC Facility:

On May 24, 2019, the Company entered into a loan agreement with CTBC, (the “CTBC Facility”), for an amount of $35,000, which was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Karlie. The facility is repayable in 20 quarterly principal payments of $730 and a balloon payment of $20,400 payable simultaneously with the last quarterly installment, which is due in May 2024. The CTBC Facility is secured by first priority mortgage on the aforementioned vessel.

xiii) NTT Facility:

On July 31, 2019, the Company entered into a loan agreement with a wholly owned subsidiary of NTT Finance Corporation (the “NTT Facility”), for an amount of $17,500. The amount was drawn in August 2019 and was used to refinance the outstanding amount of the vessel Star Aquarius under the then existing loan agreement. The facility is repayable in 27 quarterly principal payments of $313 and a balloon payment of $9,063, which is due in August 2026. The NTT Facility is secured by first priority mortgage on the vessel Star Aquarius.

xiv) CEXIM $106,470 Facility:

On September 23, 2019, the Company entered into a loan agreement with China Export-Import Bank (the “CEXIM $106,470 Facility”) for an amount of $106,470, which was used to refinance the outstanding amounts under the then existing lease agreements of the vessels Katie K, Debbie H and Star Ayesha. The facility was available in three tranches of $35,490 each, which were drawn in November 2019 and are repayable in 40 equal consecutive quarterly installments of $739 and a balloon payment of $5,915 payable together with the last installment. The CEXIM $106,470 Facility is secured by first priority mortgages on the three aforementioned vessels.

xv)       ABN $115,000 Facility - ABN $67,897:

On December 17, 2018, the Company entered into a loan agreement with ABN AMRO Bank (the “ABN $115,000 Facility”), for an amount of up to $115,000 available in four tranches. The first and the second tranches of $69,525 and $7,900, respectively, were drawn on December 20, 2018. The first tranche was used to refinance the then existing indebtedness of the vessels Star Virginia, Star Scarlett, Star Jeannette and Star Audrey and the second was used to partially finance the acquisition cost of Star Bright. The first and the second tranche are repayable in 20 equal quarterly installments of $1,705 and $282 respectively, and balloon payments are due in December 2023 along with the last installment in an amount of $35,428 and $2,260, respectively. The remaining two tranches of $17,875 each, were drawn in January 2019 and were used to partially finance the acquisition cost of Star Marianne and Star Janni. Each of the third and the fourth tranche is repayable in 19 equal quarterly installments of $672 and balloon payment in December 2023 along with the last installment in an amount of $5,114. On August 4, 2022, the Company entered into an amended and restated agreement relating to ABN $115,000 Facility, (the “ABN $67,897 Facility”) which provides for a lower margin above SOFR and an extension of the final repayment date from December 2023 to June 2027. The loan is secured by a first priority mortgage on the vessels Star Virginia, Star Scarlett, Star Jeannette, Star Audrey, Star Bright, Star Marianne and Star Janni. The repayment schedule of the outstanding amounts under the four tranches was amended as follows: i) the first tranche is repayable in 20 quarterly installments, with variable payments of the first 13 installments of $1,705, the fourteenth installment of $2,218, the next five installments of $3,330 and the last installment of $4,626 due in June 2027, ii) the second tranche is repayable in 13 equal quarterly installments of $282 each and a last installment of $286 due in December 2025 and iii) the third and the fourth tranches are repayable in 13 equal quarterly installments of $672 each, with the last two installments of $413 each both due in December 2025.

8.       Long-term bank loans - (continued):

All of the Company’s aforementioned facilities are secured by a first-priority ship mortgage on the financed vessels under each facility (one of the facilities is secured by second-priority ship mortgage) and general and specific assignments and guaranteed by Star Bulk Carriers Corp.

Credit Facilities Covenants:

The Company’s outstanding credit facilities generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to:

•	pay dividends if there is an event of default under the Company’s credit facilities;
•	incur additional indebtedness, including the issuance of guarantees, refinance or prepay any indebtedness, unless certain conditions exist;
•	create liens on Company’s assets, unless otherwise permitted under Company’s credit facilities;
•	change the flag, class or management of Company’s vessels or terminate or materially amend the management agreement relating to each vessel;
•	acquire new or sell vessels, unless certain conditions exist;
•	merge or consolidate with, or transfer all or substantially all Company’s assets to, another person; or
•	enter into a new line of business.

 Furthermore, the Company’s credit facilities contain financial covenants requiring the Company to maintain various financial ratios, including among others:

•	a minimum percentage of vessel value to secured loan amount (security cover ratio or “SCR”);
•	a maximum ratio of total liabilities to market value adjusted total assets;
•	a minimum liquidity; and
•	a minimum market value adjusted net worth.

As of December 31, 2021 and 2022, the Company was required to maintain minimum liquidity, not legally restricted, of $64,000, respectively, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2021 and 2022, the Company was required to maintain minimum liquidity, legally restricted, of $22,986 and $16,590, respectively, which is included within “Restricted cash” current and non-current, in the consolidated balance sheets.

As of December 31, 2022, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings described in Note 6.

The weighted average interest rate (including the margin) related to the Company’s debt including lease financings (Note 7) , following a number of interest rates swaps the Company has entered into (Note 18), for the years ended December 31, 2020, 2021 and 2022 was 3.63%, 2.94% and 3.21%, respectively. The commitment fees incurred during the years ended December 31, 2020, 2021 and 2022, with regards to the Company’s unused amounts under its credit facilities were $65, $93 and $7, respectively. There was an amount of $47,000 undrawn under the Standard Chartered $47,000 Facility (described above) as of December 31, 2022. The principal payments required to be made after December 31, 2022, are as follows:

Twelve month periods ending	Amount
December 31, 2023	$166,586
December 31, 2024	204,023
December 31, 2025	194,561
December 31, 2026	289,216
December 31, 2027	198,078
December 31, 2028 and thereafter	51,130
Total Long-term bank loans	$1,103,594
Unamortized loan issuance costs	(9,013)
Total Long-term bank loans, net	$1,094,581
Current portion of long-term bank loans	166,586
Long-term bank loans, net of current portion and unamortized loan issuance costs	927,995

8.       Long-term bank loans - (continued):

All of the Company’s bank loans and applicable lease financings (Note 7) bear interest at LIBOR or SOFR plus a margin, except for DSF $55,000 Facility described above. The amounts of “Interest and finance costs” included in the consolidated statements of operations are analyzed as follows:

	Years ended December 31,
	2020	2021	2022
Interest on financing agreements	$58,379	$45,453	$56,537
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 12)	848	2,351	(10,044)
Amortization of debt (loan, lease & notes) issuance costs	7,815	6,511	4,918
Other bank and finance charges	2,513	1,721	1,167
Interest and finance costs	$69,555	$56,036	$52,578

In connection with the prepayments described above and of lease financings, discussed in Note 7, following the sale of mortgaged vessels and the refinancing of certain credit facilities, during the years ended December 31, 2020, 2021 and 2022, $3,701, $3,612 and $2,192, respectively, of unamortized debt issuance costs were written off. In addition, during the years ended December 31, 2020, 2021 and 2022, $1,223, $388 and $3,218 of expenses were incurred in connection with the aforementioned prepayments. All aforementioned amounts are included under “Gain/(Loss) on debt extinguishment, net” in the consolidated statements of operations.

Also during the year 2021, in connection with the prepayments made during 2021, the Company early terminated certain of its interest rate swaps and the Company received an amount of $307 in aggregate, representing the valuation of the interest rate swaps on the termination date. The respective amount is included under “Gain/(Loss) on debt extinguishment, net” in the consolidated statement of operations for the year ended December 31, 2021.

Lastly, upon the de-designation of a certain interest rate swap during the years 2021 and 2022, an amount of $436 and $9,474, respectively, representing the cumulative gain on the hedging instrument on the de-designation date, previously recognized in equity was written off, provided that the forecasted transactions associated with this hedge were no longer probable since the corresponding loan was fully prepaid. Both aforementioned amounts are included under “Gain/(Loss) on debt extinguishment, net” in the consolidated statement of operations for the years ended December 31, 2021 and 2022.